Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		1 Months Ended	12 Months Ended
	Nov. 02, 2015	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Oct. 21, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities		0.00%		0.00%
Provisions		£ 378				£ 364
Financial Conduct Authority Civil Regulatory Investigation, Money Laundering Regulations 2007
Disclosure of contingent liabilities [line items]
Losses on litigation settlements		£ 108
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party					£ 670	£ 636
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | €			€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities [line items]
Amount awarded to other party							£ 624
Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €			€ 1,000,000,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €				€ 39,850,000